FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of measurement of financial assets and liabilities
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2022 and 2021:

As at December 31,			2022			2021
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Other assets	$291	(1)	$291	$308	(1)	$308
Derivatives	151,855		151,855	62,768		62,768
Loan receivable	69,186		69,186	10,471		10,471
Accounts receivable	12,176		12,176	10,771		10,771
Cash and cash equivalents	135,081		135,081	402,513		402,513
	$368,589		$368,589	$486,831		$486,831

Financial liabilities
Unsecured debentures, net	$1,893,186	(3)	$1,672,290	$1,891,742		$1,914,560
Unsecured term loans, net	1,090,451		1,090,451	533,347		533,347
Secured debt	51,373		51,373	763		763
Derivatives	13,467	(4)	13,467	18,624		18,624
Accounts payable and accrued liabilities	114,775	(2)	114,775	113,244		113,244
Distributions payable	16,991		16,991	16,969		16,969
	$3,180,243		$2,959,347	$2,574,689		$2,597,507
(1)    Long-term receivables included in other assets (note 6).
(2)    Foreign exchange collars of $2.4 million included in accounts payable and accrued liabilities.
(3)    Balance includes current and non-current portions (note 8(b)).
(4)    Balance includes current and non-current portions (note 8(c)).

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall
The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2022	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$8,839,571
Assets held for sale (note 5)	—	—	41,182
Derivatives (note 8)	—	151,855	—
Loan receivable (note 7)	—	69,186	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,672,290	—	—
Unsecured term loans, net (note 8)	—	1,090,451	—
Secured debt (note 9)	—	51,373	—
Foreign exchange collars included in accounts payable and accrued liabilities	—	2,426	—
Derivatives (note 8)	—	13,467	—
Net (liabilities) assets measured or disclosed at fair value	$(1,672,290)	$(936,676)	$8,880,753

As at December 31, 2021	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$7,971,158
Assets held for sale (note 5)	—	—	64,612
Derivatives (note 8)	—	62,768	—
Loan receivable (note 7)	—	10,471	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,914,560	—	—
Unsecured term loans, net (note 8)	—	533,347	—
Secured debt (note 9)	—	763	—
Derivatives (note 8)	—	18,624	—
Net (liabilities) assets measured or disclosed at fair value	$(1,914,560)	$(479,495)	$8,035,770

Schedule of contractual maturities of financial liabilities
The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2022	Total	2023	2024	2025	2026	2027	Thereafter
Unsecured debentures	$1,900,000	$400,000	$—	$—	$—	$500,000	$1,000,000
Unsecured term loans	1,091,651	—	250,351	541,300	300,000	—	—
Derivatives	13,467	7,076	—	—	—	—	6,391
Secured debt	51,373	51,373	—	—	—	—	—
Interest payments(1):
Unsecured debentures, net of derivatives	146,891	34,798	24,971	24,971	24,971	17,516	19,664
Unsecured term loans, net of derivatives	88,275	31,563	31,714	24,998	—	—	—
Accounts payable and accrued liabilities	114,775	112,755	1,458	562	—	—	—
Distributions payable	16,991	16,991	—	—	—	—	—
	$3,423,423	$654,556	$308,494	$591,831	$324,971	$517,516	$1,026,055
(1) Represents aggregated interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.